Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 120	$ (2,720)	$ (977)	[1]

[1]	2024 figures were restated to recognize direct labor and overheads in the cost of revenue